SEGMENT INFORMATION - Disclosure of revenue from geographic segments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
SEGMENT INFORMATION
Segment profit (loss)	$ 27,869	$ 29,005	$ 57,075
Other expenses	(415)	(529)	(2,198)
Operating loss	(3,922)	(4,450)	(9,006)
Financial income, net	497	3,036	(3,042)
Profit (loss) before taxes on income	(3,425)	(1,414)	(5,964)
Operating segments
SEGMENT INFORMATION
Segment profit (loss)	18	(184)	(545)
Unallocated income and expenses
SEGMENT INFORMATION
Corporate, R&D and other expenses	(3,525)	(3,737)	(6,263)
Other expenses	(415)	(529)	(2,198)
Europe
SEGMENT INFORMATION
Segment profit (loss)	6,557	6,831	14,067
Europe | Operating segments
SEGMENT INFORMATION
Segment profit (loss)	(1,699)	(2,672)	(5,347)
Israel
SEGMENT INFORMATION
Segment profit (loss)	20,940	21,625	42,092
Israel | Operating segments
SEGMENT INFORMATION
Segment profit (loss)	3,912	3,976	8,424
ROW
SEGMENT INFORMATION
Segment profit (loss)	372	549	916
ROW | Operating segments
SEGMENT INFORMATION
Segment profit (loss)	$ (2,195)	$ (1,488)	$ (3,622)